Pay vs Performance Disclosure	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 11, 2024	Dec. 31, 2024	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
We are required by SEC rules to disclose the following information regarding compensation paid to each person who served as our Chief Executive Officer (our “PEO”) during the year and our other named executive officers (collectively, our “non-PEO NEOs”). The amounts set forth below under the headings “Compensation Actually Paid (First PEO)” and “Compensation Actually Paid (Second PEO)” and “Average Compensation Actually Paid to non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. The footnotes below set forth the adjustments from the total compensation for each of our NEOs reported in the “Summary Compensation Table” above.
The following table sets forth additional compensation information of our PEO and our non-PEO NEOs, along with total shareholder return (“TSR”), net income and our Company selected measure (revenue growth) for fiscal years 2021, 2022, 2023 and 2024 (“Company Selected Measure”). In 2024, given the increased weighting on revenue as a performance metric for our cash bonus and PSU awards, we changed our Company Selected Measure to revenue growth from the sum of our revenue growth and adjusted free cash flow margin. Since the Company completed its IPO in 2021, data from fiscal year 2020 is excluded from the table.

	Summary Compensation Table Total		Compensation Actually Paid				Value of Initial Fixed $100 Investment Based On:
Fiscal Year(1)	First PEO(2) ($)	Second PEO(2) ($)	First PEO ($)	Second PEO ($)	Average Summary Compensation Table Total for non-PEO NEOs(2) ($)	Average Compensation Actually Paid to non-PEO NEOs ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(3) ($)	Net Income ($ in thousands)	Revenue Growth (%)(4)
2024	508,353	28,200,994	(58,777,872)	23,259,000	11,960,045	9,625,761	80.16	204.26	84,492	13%
2023	1,044,885	—	29,952,755	—	11,964,892	12,112,489	86.33	149.52	19,409	20%
2022	797,179	—	(200,132,194)	—	4,430,909	(13,942,162)	59.93	94.73	(27,804)(5)	34%
2021	82,536,062	—	293,335,312	—	7,774,582	13,883,786	189.01	131.92	(19,503)	35%

(1)	The PEO and non-PEO NEOs included in the above compensation table reflect the following:

Year	First PEO	Second PEO (if applicable)	Non-PEO NEOs
2024	Yancey Spruill	Padmanabhan Srinivasan	W. Matthew Steinfort, Bratin Saha, Lawrence D'Angelo, Muhammad Aaqib Gadit
2023	Yancey Spruill	—	W. Matthew Steinfort, William Sorenson, Muhammad Aaqib Gadit, Gabriel Monroy, Megan Wood
2022	Yancey Spruill	—	William Sorenson, Carly Brantz, Jeffrey Guy, Gabriel Monroy

(2)
In determining the compensation actually paid (“CAP”) to our PEO and our non-PEO NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in the table above for the 2024 fiscal year. Grant date fair value represents the grant date fair value of equity-based awards granted in each year. Fair value adjustments reflect adjustments to the value of equity awards as calculated in accordance with the rules prescribed under Item 402(v) of Regulation S-K and in accordance with ASC Topic 718, which included the categories of adjustments as set forth below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For additional information regarding the determination of fair value, see Note 2. Summary of Significant Accounting Policies–Stock-Based Compensation of the audited consolidated financial statements included in our Annual Report.

	2024 ($)
PEO	First PEO	Second PEO
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	(26,542,417)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	21,600,423
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(59,286,225)	—
Total Added (or Deducted)	(59,286,225)	(4,941,994)

Non-PEO NEOs	2024 ($)
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(5,888,724)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	5,388,775
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(433,235)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	626,585
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(517,369)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(1,510,316)
Total Added (or Deducted)	(2,334,284)

(3)
Peer Group TSR reflects the Company’s peer group (S&P Information Technology Index) used in the stock performance graph contained in our Annual Report. The values assume $100 was invested in each of our common stock and our peer group index at their respective closing prices on March 24, 2021 (the date our common stock commenced trading on the NYSE), including the reinvestment of dividends.

(4)
Represents revenue growth. In 2024, given the increased weighting on revenue as a performance metric for our cash bonus and PSU awards, we changed our Company Selected Measure to revenue growth from the sum of our revenue growth and adjusted free cash flow margin. Accordingly, the Company Selected Measure for 2023, 2022 and 2021 have been updated to show revenue growth for such years.

(5)	Amount shown reflects restated net income as reflected in our restated consolidated financial statements for the fiscal year ended December 31, 2022.

Company Selected Measure Name			revenue growth
Named Executive Officers, Footnote
(1)	The PEO and non-PEO NEOs included in the above compensation table reflect the following:

Year	First PEO	Second PEO (if applicable)	Non-PEO NEOs
2024	Yancey Spruill	Padmanabhan Srinivasan	W. Matthew Steinfort, Bratin Saha, Lawrence D'Angelo, Muhammad Aaqib Gadit
2023	Yancey Spruill	—	W. Matthew Steinfort, William Sorenson, Muhammad Aaqib Gadit, Gabriel Monroy, Megan Wood
2022	Yancey Spruill	—	William Sorenson, Carly Brantz, Jeffrey Guy, Gabriel Monroy

Peer Group Issuers, Footnote
(3)
Peer Group TSR reflects the Company’s peer group (S&P Information Technology Index) used in the stock performance graph contained in our Annual Report. The values assume $100 was invested in each of our common stock and our peer group index at their respective closing prices on March 24, 2021 (the date our common stock commenced trading on the NYSE), including the reinvestment of dividends.

Adjustment To PEO Compensation, Footnote
(2)
In determining the compensation actually paid (“CAP”) to our PEO and our non-PEO NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in the table above for the 2024 fiscal year. Grant date fair value represents the grant date fair value of equity-based awards granted in each year. Fair value adjustments reflect adjustments to the value of equity awards as calculated in accordance with the rules prescribed under Item 402(v) of Regulation S-K and in accordance with ASC Topic 718, which included the categories of adjustments as set forth below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For additional information regarding the determination of fair value, see Note 2. Summary of Significant Accounting Policies–Stock-Based Compensation of the audited consolidated financial statements included in our Annual Report.

	2024 ($)
PEO	First PEO	Second PEO
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	—	(26,542,417)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	—	21,600,423
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	—	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(59,286,225)	—
Total Added (or Deducted)	(59,286,225)	(4,941,994)

Non-PEO NEO Average Total Compensation Amount			$ 11,960,045	$ 11,964,892	$ 4,430,909	$ 7,774,582
Non-PEO NEO Average Compensation Actually Paid Amount			$ 9,625,761	12,112,489	(13,942,162)	13,883,786
Adjustment to Non-PEO NEO Compensation Footnote
(2)
In determining the compensation actually paid (“CAP”) to our PEO and our non-PEO NEOs, we deducted or added back the following amounts from or to the total amounts of compensation reported in the table above for the 2024 fiscal year. Grant date fair value represents the grant date fair value of equity-based awards granted in each year. Fair value adjustments reflect adjustments to the value of equity awards as calculated in accordance with the rules prescribed under Item 402(v) of Regulation S-K and in accordance with ASC Topic 718, which included the categories of adjustments as set forth below. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For additional information regarding the determination of fair value, see Note 2. Summary of Significant Accounting Policies–Stock-Based Compensation of the audited consolidated financial statements included in our Annual Report.

Non-PEO NEOs	2024 ($)
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(5,888,724)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	5,388,775
+/- Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(433,235)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	626,585
+/- Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(517,369)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(1,510,316)
Total Added (or Deducted)	(2,334,284)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay versus Performance Tabular List
The following table provides what we believe are the most important financial performance measures we used to link CAP to our PEOs and non-PEO NEOs to Company performance in the most recent fiscal year, each of which is described in more detail in the section titled “Executive Compensation—Compensation Discussion and Analysis”:

Performance Measure
Revenue growth
Adjusted free cash flow margin
Stock price

Total Shareholder Return Amount			$ 80.16	86.33	59.93	189.01
Peer Group Total Shareholder Return Amount			204.26	149.52	94.73	131.92
Net Income (Loss)			$ 84,492,000	$ 19,409,000	$ (27,804,000)	$ (19,503,000)
Company Selected Measure Amount			0.13	0.20	0.34	0.35
PEO Name	Yancey Spruill	Padmanabhan Srinivasan		Yancey Spruill	Yancey Spruill
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue growth
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted free cash flow margin
Measure:: 3
Pay vs Performance Disclosure
Name			Stock price
Yancey Spruill [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 508,353	$ 1,044,885	$ 797,179	$ 82,536,062
PEO Actually Paid Compensation Amount			(58,777,872)	29,952,755	(200,132,194)	293,335,312
Padmanabhan Srinivasan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			28,200,994	0	0	0
PEO Actually Paid Compensation Amount			23,259,000	$ 0	$ 0	$ 0
PEO | Yancey Spruill [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(59,286,225)
PEO | Yancey Spruill [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Yancey Spruill [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Yancey Spruill [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Yancey Spruill [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Yancey Spruill [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Yancey Spruill [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(59,286,225)
PEO | Padmanabhan Srinivasan [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,941,994)
PEO | Padmanabhan Srinivasan [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(26,542,417)
PEO | Padmanabhan Srinivasan [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			21,600,423
PEO | Padmanabhan Srinivasan [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Padmanabhan Srinivasan [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Padmanabhan Srinivasan [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Padmanabhan Srinivasan [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,334,284)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,888,724)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,388,775
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(433,235)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			626,585
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(517,369)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,510,316)